Portfolio of Investments – as of March 31, 2025 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 94.2% of Net Assets
	Automobile Components — 1.6%
279,700	BorgWarner, Inc.	$8,013,405
226,800	Magna International, Inc.	7,708,932
		15,722,337
	Automobiles — 2.8%
588,260	General Motors Co.	27,665,868
	Banks — 8.6%
479,436	Bank of America Corp.	20,006,864
419,318	Citigroup, Inc.	29,767,385
9,980	First Citizens BancShares, Inc., Class A	18,504,118
250,704	Wells Fargo & Co.	17,998,040
		86,276,407
	Beverages — 2.9%
58,100	Constellation Brands, Inc., Class A	10,662,512
531,800	Keurig Dr. Pepper, Inc.	18,198,196
		28,860,708
	Building Products — 2.4%
212,800	Fortune Brands Innovations, Inc.	12,955,264
159,000	Masco Corp.	11,056,860
		24,012,124
	Capital Markets — 13.0%
224,782	Bank of New York Mellon Corp.	18,852,466
5,160	BlackRock, Inc.	4,883,837
200,700	Carlyle Group, Inc.	8,748,513
392,290	Charles Schwab Corp.	30,708,461
162,366	Intercontinental Exchange, Inc.	28,008,135
249,864	Nasdaq, Inc.	18,954,683
220,666	State Street Corp.	19,756,227
		129,912,322
	Chemicals — 2.6%
74,200	Celanese Corp.	4,212,334
347,500	Corteva, Inc.	21,868,175
		26,080,509
	Consumer Finance — 4.0%
555,454	Ally Financial, Inc.	20,257,407
110,606	Capital One Financial Corp.	19,831,656
		40,089,063
	Consumer Staples Distribution & Retail — 2.0%
288,100	Kroger Co.	19,501,489
	Distributors — 0.9%
75,000	Genuine Parts Co.	8,935,500
	Electronic Equipment, Instruments & Components — 1.2%
81,765	TE Connectivity PLC	11,555,030
	Entertainment — 1.4%
1,346,800	Warner Bros. Discovery, Inc.(a)	14,451,164
	Financial Services — 4.7%
328,700	Corebridge Financial, Inc.	10,377,059
87,669	Fiserv, Inc.(a)	19,359,945
173,300	Global Payments, Inc.	16,969,536
		46,706,540
	Health Care Equipment & Supplies — 1.8%
273,400	Baxter International, Inc.	9,358,482
111,490	GE HealthCare Technologies, Inc.	8,998,358
		18,356,840
	Health Care Providers & Services — 5.2%
373,700	Centene Corp.(a)	22,687,327
168,700	CVS Health Corp.	11,429,425
41,600	Elevance Health, Inc.	18,094,336
		52,211,088
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.2%
96,300	Airbnb, Inc., Class A(a)	$11,503,997
	Insurance — 6.6%
375,875	American International Group, Inc.	32,678,573
49,737	Reinsurance Group of America, Inc.	9,793,215
70,659	Willis Towers Watson PLC	23,879,209
		66,350,997
	Interactive Media & Services — 3.1%
203,520	Alphabet, Inc., Class A	31,472,333
	Life Sciences Tools & Services — 2.0%
116,200	IQVIA Holdings, Inc.(a)	20,486,060
	Machinery — 2.8%
58,600	Deere & Co.	27,503,910
	Media — 4.8%
60,545	Charter Communications, Inc., Class A(a)	22,312,649
496,542	Comcast Corp., Class A	18,322,400
85,400	Liberty Broadband Corp., Class C(a)	7,263,270
		47,898,319
	Oil, Gas & Consumable Fuels — 9.8%
614,872	APA Corp.	12,924,609
263,230	ConocoPhillips	27,644,415
160,360	EOG Resources, Inc.	20,564,566
70,400	Marathon Petroleum Corp.	10,256,576
217,172	Phillips 66	26,816,399
		98,206,565
	Passenger Airlines — 1.5%
339,000	Delta Air Lines, Inc.	14,780,400
	Personal Care Products — 1.8%
740,900	Kenvue, Inc.	17,766,782
	Pharmaceuticals — 1.8%
198,200	Merck & Co., Inc.	17,790,432
	Professional Services — 1.7%
70,800	Equifax, Inc.	17,244,048
	Real Estate Management & Development — 2.0%
150,418	CBRE Group, Inc., Class A(a)	19,671,666
	Total Common Stocks (Identified Cost $808,992,199)	941,012,498

Principal Amount
Short-Term Investments — 4.6%
$45,831,559	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $45,834,741 on 4/01/2025 collateralized by $46,482,700 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $46,748,351 including accrued interest(b) (Identified Cost $45,831,559)	45,831,559
	Total Investments — 98.8% (Identified Cost $854,823,758)	986,844,057
	Other assets less liabilities — 1.2%	11,666,778
	Net Assets — 100.0%	$998,510,835

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$941,012,498	$ —	$ —	$941,012,498
Short-Term Investments	—	45,831,559	—	45,831,559
Total Investments	$941,012,498	$45,831,559	$—	$986,844,057

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Capital Markets	13.0%
Oil, Gas & Consumable Fuels	9.8
Banks	8.6
Insurance	6.6
Health Care Providers & Services	5.2
Media	4.8
Financial Services	4.7
Consumer Finance	4.0
Interactive Media & Services	3.1
Beverages	2.9
Automobiles	2.8
Machinery	2.8
Chemicals	2.6
Building Products	2.4
Life Sciences Tools & Services	2.0
Real Estate Management & Development	2.0
Consumer Staples Distribution & Retail	2.0
Other Investments, less than 2% each	14.9
Short-Term Investments	4.6
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%